SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of consolidation

These consolidated financial statements include the financial statements of the Company and the entities controlled by the Company, its subsidiaries, listed in the following table:

Name of subsidiary	Place of incorporation	Proportion of ownership interest	Principal activity
Pretium Exploration Inc.	BC, Canada	100%	Operates the Brucejack Mine
0890696 BC Ltd.	BC, Canada	100%	Holds real estate in Stewart, BC

Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give the Company the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a subsidiary’s share capital. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions, including any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each consolidated entity are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company and its subsidiaries is the United States dollar (“USD”), which is also the Company’s presentation currency. References to “$” or “USD” are to United States dollars, while references to “C$” or “CAD” are to Canadian dollars.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuations where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of earnings (loss) for the year.

Financial instruments

Financial instruments

Financial assets – Classification

Financial assets are classified at initial recognition as either: measured at amortized cost, FVTPL or fair value through other comprehensive income (“FVOCI”). The classification depends on the Company’s business model for managing the financial assets and the contractual terms which give rise to the cash flows.

For assets measured at fair value, gains and losses will either be recorded in earnings (loss) or other comprehensive income (“OCI”). For investments in debt instruments, this will depend on the business model for which the investment is held. For investments in equity instruments that are not held for trading, this will depend on whether the Company has made an irrevocable election at the time of initial recognition to account for the equity investment at FVOCI.

The Company reclassifies debt investments when and only when its business model for managing those assets changes.

Financial assets – Measurement

At initial recognition, the Company measures a financial asset at its fair value plus, in the case of a financial asset not at FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in the statement of earnings (loss).

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Subsequent measurement of debt instruments depends on the Company’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Company classifies its debt instruments:

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Amortized cost – Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt investment that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in earnings (loss) when the asset is derecognized or impaired. Interest income from these financial assets is included in interest and finance income using the effective interest rate method.

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FVOCI – Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in earnings (loss). When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to earnings (loss) and recognized in other gains (losses). Interest income from these financial assets is included in interest and finance expense using the effective interest rate method. Foreign exchange gains and losses are presented in foreign exchange gain (loss) and impairment expenses in other expenses.

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FVTPL – Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL and is not part of a hedging relationship is recognized in earnings (loss) and presented net in the statement of earnings (loss) within other gains (losses) in the period in which it arises.

Changes in the fair value of financial assets at FVTPL are recognized in gain (loss) on financial instruments at fair value in the statement of earnings (loss) as applicable.

Cash and cash equivalents and restricted cash

Cash and cash equivalents comprise cash holdings in business and savings accounts held at major financial institutions with an original maturity date of three months or less. Restricted cash is held at major financial institutions as collateral for reclamation bonds. Cash and restricted cash are classified at amortized cost. Interest income is recognized by applying the effective interest rate method.

Receivables and other

The Company’s trade receivables result from sales transactions in accordance with IFRS 15, Revenue from Contracts with Customers and contain provisional pricing arrangements. These trade receivables are classified as FVTPL with the gain (loss) included in revenue.

Accounts payable and accrued liabilities and debt

Accounts payable and accrued liabilities, the debt portion of the convertible notes and the senior secured loan facility are recognized initially at fair value, net of any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are held at amortized cost using the effective interest method.

Derivatives

Derivative instruments, including embedded derivatives in financial liabilities or non-financial contracts, such as the offtake obligation, and non-hedge derivatives, such as foreign exchange contracts, are recorded at FVTPL and, accordingly, are recorded on the statement of financial position at fair value. Fair values for derivative instruments are determined using valuation techniques, with assumptions based on market conditions existing at the statement of financial position date. Changes in fair value at each reporting date are included in the statement of earnings (loss) as gain (loss) on financial instruments at fair value.

Inventories

Inventories

Ore stockpiles, in-circuit and finished metal inventory (gold and silver) are valued at the lower of weighted average production cost and net realizable value. Production costs include the cost of raw materials, direct labour, mine-site overhead expenses and applicable depreciation and depletion of mineral properties, plant and equipment. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future production costs to convert the inventories into saleable form and estimated costs to sell.

Ore stockpile inventory represents mined ore on the surface or underground that is available for further processing. In-circuit inventory represents material in the mill circuit that is in the process of being converted into a saleable form. Finished metal inventory represents gold and silver doré and concentrate located at the mine, in transit to customers and at refineries.

Materials and supplies inventories are valued at the lower of weighted average cost and net realizable value. Replacement costs of materials and spare parts are generally used as the best estimate of net realizable value.

Any write-downs of inventory to net realizable value are recorded within cost of sales in the statement of earnings (loss). If there is a subsequent increase in the value of inventory, the previous write-downs to net realizable value are reversed up to cost to the extent that the related inventory has not been sold.

Mineral properties

Mineral properties

Mineral properties are measured at cost less accumulated depletion and accumulated impairment losses. Mineral properties include the fair value attributable to mineral reserves and mineral resources acquired in a business combination or asset acquisition, mine development costs and previously capitalized exploration and evaluation costs. Upon commencement of production, a mineral property is depleted using the unit-of-production method. Unit-of-production depletion rates are determined using gold ounces mined over the estimated proven and probable mineral reserves of the mine.

Development costs incurred during production

Development costs incurred during production

The Company incurs development costs to build new raises and ramps (vertical development) that enable the Company to physically access ore underground. The time over which these costs will be incurred depends on the mine life. These underground development costs are capitalized as incurred. Capitalized underground development costs incurred to enable access to specific areas of the mine and which only provide an economic benefit over a specific period of mining are depleted using a unit-of-production method determined using gold ounces mined over the estimated proven and probable mineral reserves in that particular area of the mine.

Plant and equipment

Plant and equipment

Plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The initial cost of an asset is comprised of its purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated future cost of dismantling and removing the asset at the end of its useful life. The purchase price or construction cost is the fair value of consideration to acquire the asset.

Depreciation of plant and equipment commences when the asset has been fully commissioned and is available for its intended use.

A majority of mine and site infrastructure assets, including buildings, roads and transmission lines are depreciated using a unit-of-production method over the life of mine. Depreciation is determined using gold ounces mined over the estimated proven and probable mineral reserves of the mine. The Company reviews estimated proven and probable mineral reserves annually and when facts and circumstances indicate that a review should be performed. Changes to estimated proven and probable mineral reserves are accounted for prospectively.

Depreciation of other assets, including those ancillary to the mine are calculated using the straight-line method to allocate cost over the estimated useful lives, as follows:

Asset class	Estimated useful life
Mine and mill equipment	5 - 13 years
Light vehicles	3 - 5 years
Office and computer equipment	3 - 5 years
Leasehold improvements	Term of lease

When significant components of an asset have different useful lives, depreciation is calculated on each separate component. Each asset or component’s estimated useful life has due regard to both its own physical life limitations and the present assessment of economically recoverable mineral reserves of the Brucejack Mine.

Depreciation methods and estimated useful lives and residual values are reviewed annually and when facts and circumstances indicate that a review should be performed. Changes in estimates are accounted for prospectively.

Expenditures on major maintenance or repairs includes the cost of an asset’s replacement parts and overhaul costs. Where an asset or part of an asset is replaced, and it is probable that future economic benefits associated with the item will be available to the Company, the expenditure is capitalized and the carrying amount of the item replaced is derecognized. Similarly, overhaul costs associated with major maintenance are capitalized and depreciated over their useful lives where it is probable that the future economic benefits will be available and any remaining carrying amounts of the cost of previous overhauls are derecognized. All other costs are expensed as incurred.

An item of plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the statement of earnings (loss).

Construction in progress

Construction in progress

Costs recorded for assets under construction are capitalized as construction in progress. On completion, the cost of construction is transferred to the appropriate category of mineral properties, plant and equipment. No depreciation is recorded until the assets are substantially complete and available for their intended use.

Borrowing costs

Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of an asset that takes a substantial period of time to prepare for its intended use are capitalized as part of the cost of the asset. Capitalization of borrowing costs begins when there are borrowings, and activities commence to prepare an asset for its intended use. Capitalization of borrowing costs ends when substantially all activity necessary to prepare a qualifying asset for its intended use are complete. When proceeds of project-specific borrowings are invested on a temporary basis, borrowing costs are capitalized net of any investment income.

Exploration and evaluation expenditures

Exploration and evaluation expenditures

Exploration and evaluation expenditures include the costs of acquiring licenses and costs associated with exploration and evaluation activity. Exploration and evaluation expenditures are capitalized. Mineral property acquisition costs are capitalized. Exploration and evaluation costs incurred before the Company has obtained the legal rights to explore an area are expensed.

Once the technical feasibility and commercial viability of the extraction of mineral reserves or mineral resources from a particular mineral property has been determined, expenditures are reclassified to mineral properties within mineral properties, plant and equipment.

The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, including:

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The extent to which mineral reserves or mineral resources as defined in National Instrument 43‑101, Standards of Disclosure for Mineral Projects (“NI 43-101”) have been identified through a feasibility study or similar document;

•	The results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study;
•	The status of environmental permits; and
•	The status of mining leases or permits.

Exploration and evaluation assets are tested for impairment immediately prior to reclassification to mineral properties.

Effective January 1, 2021, management will adopt a change to its accounting policy related to exploration and evaluation expenditures. Refer to note 5 of these consolidated financial statements for further details.

Mineral interests

Mineral interests

Mineral interests consist of acquired royalty interests pursuant to purchase agreements on exploration and evaluation stage projects. Mineral interests are recorded at cost. Mineral interests are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any.

Mineral exploration tax credits

Mineral exploration tax credits

Mineral exploration tax credits on eligible mineral exploration expenditures incurred are treated as a reduction of capitalized mineral properties, plant and equipment. The credits are recorded as a receivable when the amount is reliably measurable, and it is considered probable that the tax credit will be recovered.

Impairment of non-financial assets

Impairment of non-financial assets

The carrying amounts of assets included in mineral properties, plant and equipment are reviewed for impairment whenever facts and circumstances suggest that the carrying amounts may not be recoverable. If there are indicators of impairment, the recoverable amount of the asset is estimated in order to determine the extent of any impairment. Where the asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash generating unit ("CGU") to which the asset belongs is determined. The recoverable amount of an asset or CGU is determined as the higher of its fair value less costs of disposal (“FVLCD”) and its value in use. An impairment loss exists if the asset's or CGU's carrying amount exceeds the recoverable amount and is recorded as an expense immediately.

Fair value is the price that would be received from selling an asset in an orderly transaction between market participants at the measurement date. Costs of disposal are incremental costs directly attributable to the disposal of an asset. Future cash flows are estimated using the following significant assumptions: mineral reserves and mineral resources, production profile, operating costs, capital costs, commodity prices, foreign exchange rates and discount rates. All inputs used are those that an independent market participant would consider appropriate.

Value in use is determined as the present value of the future cash flows expected to be derived from continuing use of an asset or cash generating unit in its present form. These estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash generating unit for which estimates of future cash flows have not been adjusted.

Tangible assets that have been impaired in prior periods are tested for possible reversal of impairment whenever events or changes in circumstances indicate that the impairment has reversed. If the impairment has reversed, the carrying amount of the asset is increased to its recoverable amount, but not beyond the carrying amount that would have been determined had no impairment loss been recognized for the asset in the prior periods. A reversal of an impairment loss is recognized into earnings (loss) immediately.

Leases

Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•	The contract involves the use of an identified asset, either explicitly or implicitly, including consideration of supplier substitution rights;
•	The Company has the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
•	The Company has the right to direct the use of the asset.

The right of use ("ROU") asset is initially measured based on the initial amount of the lease obligation plus any initial direct costs incurred less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the ROU asset or the lease term using either the straight-line or units-of-production method depending on which method more accurately reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The ROU asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease obligation.

The lease obligation is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. The lease obligation is measured at amortized cost using the effective interest method and remeasured when there is a change in future lease payments. Future lease payments can arise from a change in an index or rate, if there is a change in the Company's estimate of the expected payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease obligation is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded to the statement of earnings (loss) if the carrying amount of the ROU asset has been reduced to zero.

Decommissioning and restoration provision

Decommissioning and restoration provision

The Company has provisions for decommissioning and restoration costs which include the dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas. Decommissioning and restoration costs are a normal consequence of mining and a majority of decommissioning and restoration expenditures are expected to be incurred at the end of the life of mine.

Decommissioning and restoration costs are estimated and discounted to their net present value and capitalized to the carrying amount of the related asset along with the recording of a corresponding liability, as soon as the obligation to incur such costs arises. The discount rate used to calculate the net present value is a pre-tax rate of similar maturity that reflects current market assessment of time value of money and the risks specific to the liability.

Each period the Company reviews cost estimates and other assumptions used in the valuation of the provision to reflect events, changes in circumstances and new information available. The liability is adjusted each reporting period for the unwinding of the discount, changes to the current market-based discount rate and for the amount or timing of the underlying cash flows needed to settle the provision.

Share capital

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Revenue recognition

Revenue recognition

The Company produces doré and concentrates which contain both gold and silver. The doré is further processed to produce refined metals for sale. The concentrates are sold to traders in concentrate form. The Company’s performance obligations relate primarily to the delivery of mine production in refined or concentrate form to its customers.

Revenue is recognized when control is transferred to the customer. Control transfers when a product is delivered to the customer, the customer has full discretion over the product and there is no unfulfilled obligation that could affect the customer’s acceptance of the product.

Control over the refined gold or silver produced from doré is transferred to the customer and revenue recognized upon delivery to the customer’s bullion account.

For shipment of doré, approximately 95% - 99% of the estimated contained gold is available to be delivered to the customer's bullion account within approximately 10 days of arrival at the refinery. The balance of the contained gold is delivered to the customer's bullion account following the final processing outturn. The contained silver is sold following the final processing outturn.

Control over gold and silver bearing concentrates is transferred to the customer and revenue recognized when the concentrates are loaded or available for loading onto the vessel at the port of discharge. Revenue from concentrate sales are recognized net of treatment costs and refining charges.

Revenue is recognized at an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring the product to the customer.

Sales of refined gold are recorded at the spot price on the date of delivery to the customer’s bullion account with payment received on the same day. Sales of silver are recorded at the spot price on the date of sale.

Concentrate sales are recorded at the provisional price based on the estimated forward price to the date of final settlement. The final purchase price for these gold concentrate sales will be the average price for a period of time following the bill of lading date depending on the customer. Adjustments are made in subsequent periods to the customer receivables for these sales transactions based on movements in market prices prior to final pricing. As a result, concentrate sales receivables are fair valued and adjusted each period to reflect forward market prices to the estimated settlement date. These changes in fair value are included in revenue on the statement of earnings (loss). The Company receives payment for 90% – 92.5% of the value of each concentrate shipment 5 – 15 days after the loading of the material at the port of discharge. A final payment for 8.5% - 10% of the value of each sale is received upon completion of final assays and final pricing based on a defined pricing period.

Revenue recognition under the offtake agreement (2019)

Under the offtake agreement, the Company was required to deliver gold equivalent to 100% of production up to 7,067,000 ounces (note 10).

Refined gold and silver were delivered directly to the offtakers and recorded at the spot price on the date of delivery. The final purchase price to be paid under the offtake agreement was, at the purchaser’s option, a market referenced gold price in USD per ounce during a defined pricing period after the date of each sale. The difference between the spot price on the date of sale and the price paid by the purchaser reflected the settlement of a portion of the offtake obligation previously recorded on the statement of financial position. The Company received payment for 90% of the value of each gold sale within  2 days of the date of sale. A final payment for 10% of the value of each gold sale, taking into account the purchaser’s pricing option, was received on the 7th day after the date of sale.

The Company repurchased 100% of the offtake agreement on September 30, 2019 eliminating the Company’s obligation to deliver gold to the holders of the offtake agreement.

Share-based payments

Share-based payments

Share options

Options granted to employees under the Company’s equity settled share-based option plan are measured at fair value at the date of grant. Fair value is determined using the Black-Scholes option pricing model, which relies on estimates of the risk-free interest rate, expected share price volatility, future dividend payments and the expected average life of the options. The fair value determined at the grant date is recognized as an expense over the vesting period in accordance with the vesting terms and conditions (graded vesting method), with a corresponding increase in contributed surplus in equity.

Restricted share units (“RSU’s”)

RSU’s are granted to employees of the Company and are expected to be settled in cash. The fair value of a RSU is estimated based on the quoted market price of the Company’s common shares. The initial fair value of the liability is calculated as of the grant date and is recognized as share-based compensation expense in the statement of earnings (loss) on a graded vesting basis over the vesting period. Subsequently, at each reporting date and on settlement, the liability is re-measured with any changes in fair value recorded to the statement of earnings (loss)

Performance share units (“PSU’s”)

PSU’s are granted under the Company’s RSU Plan and are expected to be settled in cash. The number of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the achievement of performance criteria set by the Board of Directors. Vesting, and therefore the liability, is based on the estimated probability of achieving the performance criteria.

The fair value of a PSU is estimated based on the quoted market price of the Company's common shares price and the number of PSU's estimated to be issued is dependent upon the estimated probability of achieving the performance criteria.

The initial fair value of the liability is calculated as of the grant date and is recognized as share-based compensation expense over the vesting period in accordance with the vesting terms and conditions. Subsequently, at each reporting date and on settlement, the liability is re-measured with any changes in fair value recorded to the statement of earnings (loss).

Deferred share units (“DSU’s”)

DSU’s are granted to independent directors of the Company and are settled in cash when the individual ceases to be a director of the Company, either voluntarily or involuntarily. DSU’s vest immediately on the grant date. The fair value of a DSU reflects the value of a Company common share based on the quoted market price. The initial fair value of the liability is calculated as of the grant date and is recognized as share-based compensation expense. Subsequently, at each reporting date and on settlement, the liability is re-measured with any changes in fair value recorded to the statement of earnings (loss).

Income and mining taxes

Income and mining taxes

Income taxes include Canadian federal and provincial income taxes. Provincial mining taxes represent Canadian provincial taxes levied on mining operations. To the extent these taxes are determined based on a measure of taxable earnings, they are also accounted for as income taxes.

Income tax is recognized in earnings (loss) except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable earnings for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting nor taxable earnings. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates at the end of the reporting year applicable to the year of expected realization.

A deferred tax asset is recognized only to the extent that it is probable that future taxable earnings will be available against which the asset can be utilized.

Contingent liabilities

Contingent liabilities

Contingent liabilities are possible obligations whose existence will only be confirmed by future events not wholly within the control of the Company. Contingent liabilities are disclosed unless the possibility of an outflow of economic resources is considered remote.

Earnings (loss) per share

Earnings (loss) per share

The Company presents basic earnings (loss) per share data, calculated by dividing the earnings (loss) attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is determined by adjusting the earnings (loss) attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares.